Financial instruments and financial risk factors - Disclosure of Detailed Information of Financial Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 47,070,440	$ 10,718,669	$ 2,782,877
Restricted Share Units [Member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities		171,849
Recurring fair value measurement [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	3,259,010	171,849	94,985
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	3,259,010	171,849	94,985
Recurring fair value measurement [member] | Restricted Share Units [Member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	3,259,010	171,849	94,985
Recurring fair value measurement [member] | Restricted Share Units [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 3,259,010	$ 171,849	$ 94,985